Federated Hermes Pennsylvania Municipal Income Fund
Portfolio of Investments
May 31, 2021 (unaudited)
Principal Amount		Value
	MUNICIPAL BONDS—97.7%
	Pennsylvania—95.2%
$1,550,000	Allegheny County, PA Airport Authority (Pittsburgh International Airport), Airport Revenue Bonds (Series 2012A-1), (United States Treasury PRF 1/1/2022@100), 5.000%, 1/1/2024	$1,592,498
2,000,000	Allegheny County, PA Hospital Development Authority (Allegheny Health Network Obligated Group), Revenue Bonds (Series 2018A), 5.000%, 4/1/2047	2,418,658
1,000,000	Allegheny County, PA Port Authority, Special Revenue Transportation Refunding Bonds (Series 2020), 5.000%, 3/1/2029	1,274,384
1,000,000	Allegheny County, PA Sanitation Authority, Sewer Revenue Bonds (Series 2015), 5.000%, 12/1/2040	1,176,808
2,000,000	Allegheny County, PA Sanitation Authority, Sewer Revenue Bonds (Series 2015), 5.000%, 12/1/2045	2,337,272
1,000,000	Allegheny County, PA, UT GO Bonds (Series C-77), 5.000%, 11/1/2043	1,248,559
2,000,000	Allegheny County, PA, UT GO Refunding Bonds (Series C-76), 5.000%, 11/1/2041	2,402,658
2,250,000	Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.000%, 5/1/2035	2,327,170
600,000	Berks County, PA IDA (Highlands at Wyomissing), Healthcare Facilities Revenue Bonds (Series 2017A), 5.000%, 5/15/2047	681,059
1,000,000	Berks County, PA IDA (Highlands at Wyomissing), Healthcare Facilities Revenue Bonds (Series 2017C), 5.000%, 5/15/2042	1,103,767
2,000,000	Bethlehem, PA Authority (Bethlehem, PA), Guaranteed Water Revenue Bonds (Series 2014), (Build America Mutual Assurance INS), 5.000%, 11/15/2030	2,136,990
1,450,000	Bucks County, PA IDA (Pennswood Village), Revenue Bonds (Series 2018A), 5.000%, 10/1/2037	1,635,720
1,000,000	Canon McMillan, PA School District, General Obligation Bonds (Series 2017), (Assured Guaranty Municipal Corp. INS)/ (Pennsylvania School District Intercept Program GTD), 5.000%, 12/1/2041	1,217,064
1,000,000	Capital Region Water, PA, Water Revenue Refunding Bonds (Series 2018), 5.000%, 7/15/2032	1,270,642
500,000	Centre County, PA Hospital Authority (Mount Nittany Medical Center), Hospital Revenue Bonds (Series 2016A), 5.000%, 11/15/2046	585,744
500,000	Centre County, PA Hospital Authority (Mount Nittany Medical Center), Hospital Revenue Bonds (Series 2018A), 5.000%, 11/15/2042	604,019
1,000,000	Chartiers Valley, PA School District, UT GO Bonds (Series 2015B), (United States Treasury PRF 4/15/2025@100), 5.000%, 10/15/2040	1,176,022
2,530,000	Cheltenham Twp, PA School District, LT GO Bonds (Series 2014), (United States Treasury PRF 12/15/2023@100), 5.000%, 2/15/2040	2,738,136
1,000,000	Chester County, PA HEFA (Main Line Health Systems), Revenue Bonds (Series 2017A), 5.000%, 10/1/2052	1,201,943
1,250,000	Chester County, PA IDA (Avon Grove Charter School), Revenue Bonds (Series 2017A), (Original Issue Yield: 4.820%), 4.750%, 12/15/2037	1,402,603
2,000,000	Clairton Municipal Authority, PA, Sewer Revenue Bonds (Series 2012B), 5.000%, 12/1/2037	2,104,826
2,000,000	Commonwealth Financing Authority of PA (Commonwealth of Pennsylvania), Revenue Bonds (Series 2013B), (United States Treasury PRF 6/1/2022@100), 5.000%, 6/1/2036	2,097,861
3,000,000	Commonwealth Financing Authority of PA (Commonwealth of Pennsylvania), Tobacco Master Settlement Payment Revenue Bonds (Series 2018), (Original Issue Yield: 4.035%), (Assured Guaranty Municipal Corp. INS), 4.000%, 6/1/2039	3,432,547
2,000,000	Commonwealth of Pennsylvania, UT GO Bonds (2nd Series 2016), 5.000%, 9/15/2026	2,453,838
2,000,000	Commonwealth of Pennsylvania, UT GO Refunding Bonds (Series 2019), 5.000%, 7/15/2027	2,510,803
1,000,000	Commonwealth of Pennsylvania, UT GO Refunding Bonds (Series 2019), 5.000%, 7/15/2029	1,313,626
90,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), United States Treasury PRF 1/1/2025@100), 5.000%, 1/1/2038	104,424
815,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 5.000%, 1/1/2038	902,042
1,000,000	Cumberland County, PA Municipal Authority (Dickinson College), Revenue Bonds (Series 2016), 5.000%, 5/1/2030	1,186,498
2,000,000	Cumberland County, PA Municipal Authority (Penn State Health Obligated Group), Revenue Bonds (Series 2019), 4.000%, 11/1/2044	2,316,339
2,500,000	Dauphin County, PA General Authority (Pinnacle Health System), Health System Revenue Bonds (Series 2012A), 5.000%, 6/1/2042	2,597,101
1,700,000	Delaware County, PA Authority (Haverford College), Revenue Bonds (Series 2017A), 5.000%, 10/1/2042	2,042,430
1,000,000	Delaware County, PA Authority (Villanova University), Revenue Bonds (Series 2015), 5.000%, 8/1/2045	1,160,802
1,250,000	Delaware County, PA Regional Water Quality Control Authority, Sewer Revenue Bonds (Series 2015), 5.000%, 5/1/2040	1,444,071
1,750,000	Delaware River Joint Toll Bridge Commission, Revenue Bonds (Series 2017), 5.000%, 7/1/2042	2,124,605

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$1,130,000	Delaware River Port Authority Revenue (Delaware River Port Authority), Revenue Bonds (Series 2018A), 5.000%, 1/1/2033	$1,447,292
250,000	Delaware River Port Authority Revenue (Delaware River Port Authority), Revenue Bonds (Series 2018A), 5.000%, 1/1/2038	313,263
200,000	Delaware River Port Authority Revenue (Delaware River Port Authority), Revenue Bonds (Series 2018A), 5.000%, 1/1/2039	249,914
500,000	Delaware River Port Authority Revenue (Delaware River Port Authority), Revenue Bonds (Series 2018A), 5.000%, 1/1/2040	623,671
1,000,000	DuBois Hospital Authority (Penn Highlands Healthcare), Hospital Revenue Bonds (Series 2020), 4.000%, 7/15/2050	1,112,725
1,000,000	Erie, PA Water Authority, Water Revenue Bonds (Series 2016), 5.000%, 12/1/2043	1,207,918
2,260,000	Geisinger Authority, PA Health System (Geisinger Health System), Revenue Bonds (Series 2014A), 5.000%, 6/1/2041	2,539,012
1,000,000	Greater Johnstown, PA Water Authority, Sewer Revenue Bonds (Series 2020), (Assured Guaranty Municipal Corp. GTD), 4.000%, 8/15/2048	1,158,641
1,215,000	Lancaster County, PA Hospital Authority (Lancaster General Hospital), Health System Revenue Bonds (Series 2012B), (United States Treasury PRF 1/1/2022@100), 5.000%, 7/1/2042	1,249,037
785,000	Lancaster County, PA Hospital Authority (Masonic Villages), Health Center Revenue Bonds (Series 2015), 5.000%, 11/1/2035	877,272
500,000	Lancaster County, PA Hospital Authority (St. Anne’s Retirement Community, Inc.), Revenue Bonds (Series 2020), 5.000%, 3/1/2050	545,809
1,000,000	Lancaster County, PA Solid Waste Management Authority, Guaranteed Authority Bonds (Series 2013B), (Dauphin County, PA GTD), 5.000%, 12/15/2033	1,117,502
1,000,000	Lancaster, PA, UT GO Bonds (Series 2018), (Build America Mutual Assurance INS), 4.000%, 11/1/2043	1,155,685
500,000	Luzerne County, PA IDA (Luzerne County, PA), Guaranteed Lease Revenue Bonds (Series 2017), (Assured Guaranty Municipal Corp. INS), 5.000%, 12/15/2022	533,142
1,000,000	Luzerne County, PA, UT GO Guaranteed Bonds (Series 2017A), (Assured Guaranty Municipal Corp. INS), 5.000%, 12/15/2029	1,254,659
1,500,000	Montgomery County, PA Higher Education & Health Authority Hospital (Thomas Jefferson University), Revenue Refunding Bonds (Series 2019), 4.000%, 9/1/2049	1,715,664
1,000,000	Montgomery County, PA IDA (ACTS Retirement Life Communities, Inc.), Retirement Communities Revenue Bonds (Series 2020C), 5.000%, 11/15/2045	1,203,066
2,000,000	Montgomery County, PA, UT GO (Series 2019A), 5.000%, 7/1/2039	2,571,203
1,000,000	Mount Lebanon, PA Hospital Authority (St. Clair Memorial Hospital), Hospital Revenue Bonds (Series 2018), 5.000%, 7/1/2038	1,223,940
750,000	Northampton County, PA General Purpose Authority (Lafayette College), College Refunding and Revenue Bonds (Series 2017), 5.000%, 11/1/2047	917,974
1,000,000	Northampton County, PA General Purpose Authority (St. Luke’s University Health Network), Hospital Revenue Bonds (Series 2018A), (Original Issue Yield: 4.090%), 4.000%, 8/15/2048	1,119,672
1,000,000	Pennsylvania Economic Development Financing Authority (Amtrak), Exempt Facilities Revenue Bonds (Series 2012A), 5.000%, 11/1/2041	1,055,852
2,000,000	Pennsylvania Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.000%, 6/30/2042	2,320,367
2,000,000	Pennsylvania Economic Development Financing Authority, Junior Guaranteed Parking Revenue Bonds (Series 2013B-1), (Dauphin County, PA GTD), 6.000%, 7/1/2053	2,212,085
1,000,000	Pennsylvania EDFA (National Gypsum Co.), Exempt Facilities Refunding Revenue Bonds (Series 2014), 5.500%, 11/1/2044	1,064,793
1,500,000	Pennsylvania EDFA (UPMC Health System), Revenue Bonds (Series 2014A), 5.000%, 2/1/2045	1,689,236
1,000,000	Pennsylvania HFA, SFM Revenue Bonds (Series 2020-132A), 2.550%, 10/1/2041	1,041,385
2,000,000	Pennsylvania State Higher Education Facilities Authority (Temple University), Revenue Bonds (First Series of 2012), (United States Treasury PRF 4/1/2022@100), 5.000%, 4/1/2035	2,081,681
1,950,000	Pennsylvania State Higher Education Facilities Authority (University of Pennsylvania Health System), Revenue Bonds (Series 2017A), 5.000%, 8/15/2042	2,393,261
1,000,000	Pennsylvania State Higher Education Facilities Authority (University of Pennsylvania), Refunding Revenue Bonds (Series 2015A), (United States Treasury PRF 10/1/2025@100), 5.000%, 10/1/2036	1,194,434
500,000	Pennsylvania State Higher Education Facilities Authority (University of Pennsylvania), Revenue Bonds (Series 2017A), 5.000%, 8/15/2046	602,642
1,000,000	Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2011E), (United States Treasury PRF 12/1/2021@100), 5.000%, 12/1/2030	1,024,250
1,000,000	Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2015B), 5.000%, 12/1/2045	1,178,466
2,000,000	Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2018A), 5.000%, 12/1/2048	2,472,319
1,000,000	Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2019A), 5.000%, 12/1/2044	1,270,497

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$1,000,000	Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2019A), (Assured Guaranty Municipal Corp. GTD), 4.000%, 12/1/2049	$1,167,788
2,500,000	Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2021A), 4.000%, 12/1/2045	2,949,945
500,000	Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2021A), 4.000%, 12/1/2046	589,329
1,000,000	Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2021A), 4.000%, 12/1/2050	1,173,148
1,970,000	Pennsylvania State University, Revenue Bonds (Series 2017A), 5.000%, 9/1/2037	2,421,824
1,000,000	Pennsylvania State University, Revenue Bonds (Series 2018), 5.000%, 9/1/2035	1,268,161
2,000,000	Philadelphia, PA Airport System, Refunding Revenue Bonds (Series 2017B), 5.000%, 7/1/2047	2,410,538
1,210,000	Philadelphia, PA Authority for Industrial Development (New Foundations Charter School), Revenue Bonds (Series 2012), (United States Treasury PRF 12/15/2022@100), 6.625%, 12/15/2041	1,328,584
1,385,000	Philadelphia, PA Authority for Industrial Development (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 7/1/2035	1,413,132
1,000,000	Philadelphia, PA Authority for Industrial Development (St. Joseph’s University), University Refunding Revenue Bonds (Series 2020A), 4.000%, 11/1/2045	1,142,768
1,000,000	Philadelphia, PA Gas Works, 1998 General Ordinance-Fifteenth Series Revenue Refunding Bonds, 5.000%, 8/1/2042	1,207,506
2,000,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority (Children’s Hospital of Philadelphia), Hospital Revenue Bonds (Series 2011D), 5.000%, 7/1/2028	2,009,935
1,040,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority (Children’s Hospital of Philadelphia), Hospital Revenue Bonds (Series 2014A), 5.000%, 7/1/2042	1,168,840
1,000,000	Philadelphia, PA School District, LT GO Bonds (Series 2018B), (Pennsylvania School District Intercept Program GTD), 5.000%, 9/1/2043	1,232,026
1,000,000	Philadelphia, PA Water & Wastewater System, Revenue Bonds (Series 2019B), 5.000%, 11/1/2049	1,265,285
1,010,000	Philadelphia, PA Water & Wastewater System, Revenue Bonds (Series 2020A), 5.000%, 11/1/2040	1,322,815
500,000	Philadelphia, PA, GO Bonds (Series 2019B), 5.000%, 2/1/2038	634,695
1,000,000	Philadelphia, PA, UT GO Bonds (Series 2017A), 5.000%, 8/1/2033	1,233,813
655,000	Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, Parking System Revenue Bonds (Series 2017), 5.000%, 12/15/2037	811,023
390,000	Pittsburgh, PA Public Parking Authority, Parking System Revenue Refunding Bonds (Series 2015A), (United States Treasury PRF 6/1/2025@100), 5.000%, 12/1/2025	459,539
610,000	Pittsburgh, PA Public Parking Authority, Parking System Revenue Refunding Bonds (Series 2015A), 5.000%, 12/1/2025	703,499
1,500,000	Pittsburgh, PA Water & Sewer Authority, Water and Sewer System First Lien Revenue Bonds (Series 2019A), (Assured Guaranty Municipal Corp. INS), 5.000%, 9/1/2044	1,892,955
1,000,000	Pittsburgh, PA, UT GO Bonds (Series 2012B), (United States Treasury PRF 9/1/2022@100), 5.000%, 9/1/2026	1,061,059
1,075,000	Reading Area Water Authority, PA, Water Revenue Bonds (Series 2011), (Original Issue Yield: 5.080%), (United States Treasury PRF 12/1/2021@100), 5.000%, 12/1/2031	1,100,795
1,500,000	Reading Area Water Authority, PA, Water Revenue Bonds (Series 2011), (Original Issue Yield: 5.270%), (United States Treasury PRF 12/1/2021@100), 5.250%, 12/1/2036	1,537,856
1,000,000	Scranton, PA School District, GO Bonds (Series 2017E), (Build America Mutual Assurance INS), 5.000%, 12/1/2035	1,219,080
1,140,000	Southcentral PA, General Authority (Wellspan Health Obligated Group), Revenue Bonds (Series 2014A), 5.000%, 6/1/2026	1,290,540
1,000,000	Southeastern, PA Transportation Authority, Capital Grant Receipts Bonds (Series 2011), (United States Treasury PRF 6/1/2021@100), 5.000%, 6/1/2028	1,000,000
1,750,000	St. Mary Hospital Authority, PA (Trinity Healthcare Credit Group), Revenue Refunding Bonds, 5.000%, 11/15/2028	2,199,432
1,000,000	Swarthmore Boro Authority PA (Swarthmore College), Revenue Bonds (Series 2018), 5.000%, 9/15/2048	1,250,418
1,000,000	Union County, PA Higher Educational Facilities Financing Authority (Bucknell University), University Revenue Bonds (Series 2015B), 5.000%, 4/1/2032	1,160,034
1,000,000	West View, PA Municipal Authority Water Revenue, Revenue Bonds (Series 2014), (United States Treasury PRF 11/15/2024@100), 5.000%, 11/15/2039	1,162,822
1,685,000	Wilkes-Barre, PA Finance Authority (University of Scranton), Revenue Bonds (Series 2015A), 5.000%, 11/1/2033	1,959,452
825,000	Wilkes-Barre, PA Finance Authority (University of Scranton), Revenue Bonds (Series 2015A), 5.000%, 11/1/2034	958,119
1,895,000	York County, PA, UT GO Bonds (Series 2013), (United States Treasury PRF 6/1/2023@100), 5.000%, 6/1/2037	2,079,018
	Puerto Rico—2.5%
2,983,000	Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A), (Original Issue Yield: 5.154%), 5.000%, 7/1/2058	3,395,565

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Puerto Rico—continued
$500,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A-1), 4.750%, 7/1/2053	$560,832
		TOTAL	3,956,397
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $144,907,589)	155,804,028
	[1]	SHORT-TERM MUNICIPALS—0.9%
		Pennsylvania—0.9%
900,000		Delaware County, PA IDA (United Parcel Service, Inc.), (Series 2015) Daily VRDNs, (United Parcel Service, Inc. GTD), 0.040%, 6/1/2021	900,000
50,000		Lancaster County, PA Hospital Authority (Masonic Villages), (Series D of 2008) Daily VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.020%, 6/1/2021	50,000
400,000		Philadelphia, PA, (Series 2009B) Weekly VRDNs, (Barclays Bank PLC LOC), 0.040%, 6/3/2021	400,000
100,000		Southcentral PA, General Authority (Wellspan Health Obligated Group), (Series 2019E) Daily VRDNs, (U.S. Bank, N.A. LIQ), 0.020%, 6/1/2021	100,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $1,450,000)	1,450,000
		TOTAL INVESTMENT IN SECURITIES—98.6% (IDENTIFIED COST $146,357,589)	157,254,028
		OTHER ASSETS AND LIABILITIES - NET—1.4%[2]	2,219,341
		TOTAL NET ASSETS—100%	$159,473,369
Securities that are subject to the federal alternative minimum tax (AMT) represent 5.9% of the Fund’s portfolio as calculated based upon total market value.
At May 31, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Short Futures
[3]United States Treasury Ultra Long Bond	15	$2,347,969	September 2021	$(12,930)
The average notional value of short futures contracts held by the Fund throughout the period was $1,367,656. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Assets, other than investments in securities, less liabilities.

Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Municipal Bonds	$—	$155,804,028	$—	$155,804,028
Short-Term Municipals	—	1,450,000	—	1,450,000
TOTAL SECURITIES	$—	$157,254,028	$—	$157,254,028
Other Financial Instruments:[1]
Assets	$—	$—	$—	$—
Liabilities	$ (12,930)	$—	$—	$ (12,930)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(12,930)	$—	$—	$(12,930)
1
Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
EDFA	—Economic Development Finance Authority
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LT	—Limited Tax
PRF	—Pre-refunded
SFM	—Single Family Mortgage
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes